Recent Accounting Pronouncements (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 02, 2019	Mar. 31, 2020	Dec. 31, 2019
Recent Accounting Pronouncements (Textual)
Leases initial term		12 months	12 months
Operating lease assets and liabilities	$ 3,200,000